Income from voyages and related services (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 6,904.2	$ 8,427.4	$ 5,162.2
Freight revenues from containerized cargo
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		5,681.0	7,081.1	3,948.3
Freight revenues from non-containerized cargo (mostly related to vehicle shipping services)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		397.9	497.0	534.5
Other revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	825.3	849.3	679.4
Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		2,921.0	3,920.1	1,779.1
Cross suez
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		563.9	864.5	491.3
Atlantic
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		665.0	687.8	636.3
Intra Asia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		747.1	762.9	616.6
Latin America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 784.0	$ 845.8	$ 425.0

[1]	Mainly demurrage, related services and other value-added services.